Income Taxes (Tables)	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Domestic And Foreign Components of Loss Before Income Taxes

The following table presents domestic and foreign components of loss before income taxes for the periods presented (in thousands):

	Year Ended December 31,
	2013	2014	2015
United States	$(26,928)	$(26,837)	$(23,962)
International	74	92	(11,420)

Total net loss before provision for income taxes	$(26,854)	$(26,745)	$(35,382)

Provision For Income Taxes

Provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2013	2014	2015
Current:
Federal	$—	$—	$—
State	—	—	45
Foreign	—	13	213

Total	—	13	258
Deferred:
Federal	—	—	(109)
State	—	—	—
Foreign	—	—	(27)

Total	—	—	(136)

Provision for income taxes	$—	$13	$122

Reconciliation Of The Statutory Federal Tax Rate And The Company's Effective Tax Rate

The following table presents a reconciliation of the statutory federal tax rate and the Company’s effective tax rate for the years ended December 31, 2013, 2014 and 2015:

	Year Ended December 31,
	2013	2014	2015
Tax benefit at federal statutory rate	34%	34%	34%
State tax, net of federal benefit	6	7	(3)
Stock-based compensation	(9)	(4)	(8)
Credits	1	2	4
Foreign rate differential	—	—	(11)
Other	—	—	(2)
Change in valuation allowance	(32)	(39)	(14)

Effective tax rate	—%	—%	—%

Significant Components of Deferred Tax Assets and Liabilities

The following table presents the significant components of the Company’s deferred tax assets and liabilities (in thousands):

	As of December 31,
	2013	2014	2015
Deferred tax assets:
Net operating loss carry forwards	$16,310	$24,402	$27,401
Accrued and prepaid expenses	2,815	5,573	7,603
Stock-based compensation	200	423	1,433
Research and development credits	2,330	3,918	6,022

Gross deferred tax assets	21,655	34,316	42,459
Valuation allowance	(20,194)	(30,559)	(35,613)

Net deferred tax assets	1,461	3,757	6,846
Deferred tax liabilities:
Capitalized software	(886)	(2,019)	(4,084)
Prepaid expenses	(538)	(1,607)	(2,035)
Acquired intangibles	—	—	(460)
Property and equipment	(37)	(131)	(240)

Net deferred tax assets	$—	$—	$27

Reconciliation Beginning And Ending Amount Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2013	2014	2015
Unrecognized tax benefit, beginning of year	$318	$592	$1,024
Gross increases for tax provisions of current years	274	432	655

Unrecognized tax benefit, end of year	$592	$1,024	$1,679